Investment Objectives and Goals - Multi-Asset Real Return Portfolio	May 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Asset Real Return Portfolio
Objective, Primary [Text Block]

The sections of the Summary Prospectus titled "Investment Objective" and of the Prospectus titled "Fund Summary—Investment Objective" will be deleted in their entirety and replaced with the following:

The Multi-Asset Real Return Portfolio (the "Fund") seeks total return through capital appreciation and current income.